Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Jan. 12, 2024
The Brinsmere Fund - Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Conservative ETF NAV
Account Value	$ 10,734	$ 11,062	$ 10,000
The Brinsmere Fund - Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Growth ETF NAV
Account Value	$ 10,834	11,231	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,927	12,166	10,000
S&P Target Risk Moderate Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index (TR)
Account Value	$ 10,941	11,043	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 11,927	12,166	10,000
S&P Target Risk Balanced Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Balanced Index (TR)
Account Value	$ 11,160	$ 11,313	$ 10,000